Financial Instruments and Risks Management - Outstanding of assets and liabilities derivatives positions (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)
Financial Instruments and Risks
Fair value		R$ (1,818,941)		R$ (1,142,766)
Debt hedge
Financial Instruments and Risks
Fair value		(2,154,474)		(1,023,848)
Operational Hedge
Financial Instruments and Risks
Fair value		67,078		(117,778)
Operational Hedge | Zero-cost collar (R$ x US$)
Financial Instruments and Risks
Notional amount | $	$ 3,425,000		$ 3,040,000
Fair value		67,078		(134,814)
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Notional amount | $			150,000
Fair value				17,036
Commodity hedge
Financial Instruments and Risks
Fair value		268,455		(1,140)
Commodity hedge | Swap US-CPI standing wood (U.S.$)
Financial Instruments and Risks
Notional amount | $	679,485
Fair value		268,547
Commodity hedge | Swap Bunker (oil)
Financial Instruments and Risks
Notional amount | $	365		5,344
Fair value		(92)		(1,140)
Assets | Debt hedge
Financial Instruments and Risks
Fair value		25,887,797		119,178
Assets | Debt hedge | Swap CDI x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount		11,498,565		8,722,620
Fair value		11,673,117		119,178
Assets | Debt hedge | Pre-fixed Swap to U.S.$ (U.S.$)
Financial Instruments and Risks
Notional amount | $	1,317,226
Fair value		1,478,336
Assets | Debt hedge | Swap LIBOR x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	2,750,000		2,757,143
Fair value		11,063,970
Assets | Debt hedge | Swap IPCA x CDI (notional in Reais)
Financial Instruments and Risks
Notional amount | $	933,842
Fair value		1,093,067
Assets | Debt hedge | Swap IPCA x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	499,441
Fair value		579,307
Liabilities | Swap IPCA x CDI (notional in Reais)
Financial Instruments and Risks
Notional amount | $	843,845
Fair value		(859,812)
Liabilities | Debt hedge
Financial Instruments and Risks
Fair value		(28,042,271)		(1,143,026)
Liabilities | Debt hedge | Swap CDI x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	3,115,614		2,402,110
Fair value		(13,613,469)		(972,319)
Liabilities | Debt hedge | Swap LIBOR x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	350,000		$ 2,757,143
Fair value		(1,511,347)		R$ (170,707)
Liabilities | Debt hedge | Swap LIBOR x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	2,750,000
Fair value		(11,508,880)
Liabilities | Debt hedge | Swap IPCA x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	$ 121,003
Fair value		R$ (548,763)